SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
SIGNIFICANT ACCOUNTING POLICIES	SIGNIFICANT ACCOUNTING POLICIES
(a)    Basis of presentation
These consolidated financial statements of the partnership and its subsidiaries (“consolidated financial statements”) have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The consolidated financial statements are prepared on a going concern basis and have been presented in U.S. dollars rounded to the nearest million unless otherwise indicated. Certain comparative figures have been reclassified to conform to the current year’s presentation. The accounting policies and methodologies set out below have been applied consistently. Policies not effective for the current accounting period are described later in Note 2 (af), under Future changes in accounting policies.
These consolidated financial statements have been adjusted to reflect the adoption of IFRS 17 on January 1, 2023 with a transition date of January 1, 2022. Refer to Note 2(x) for additional details.
These consolidated financial statements were approved by the Board of Directors of the partnership’s general partner and authorized for issue on September 26, 2023.
(b)    Basis of consolidation
The consolidated financial statements include the accounts of the partnership and its consolidated subsidiaries, which are the entities over which the partnership has control. An investor controls an investee when it is exposed or has rights to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Non-controlling interests in the equity of the partnership’s subsidiaries held by others and the Redemption-Exchange Units, Special LP Units and preferred shares held by Brookfield in the Holding LP and the holding entities respectively are shown separately in equity in the consolidated statements of financial position. Intercompany transactions within the partnership have been eliminated.
Brookfield Business Partners L.P., through its managing general partnership interest, is the managing general partner of the Holding LP, and thus controls the Holding LP. The partnership has entered into voting agreements with various affiliates of Brookfield whereby the partnership effectively obtains control of the subsidiaries with respect to which the agreements were put in place. Accordingly, the partnership consolidates the accounts of the Holding LP and its other subsidiaries.
(c)    Interests in other entities
(i)    Subsidiaries
These consolidated financial statements include the accounts of the partnership and subsidiaries over which the partnership has control. Subsidiaries are consolidated from the date of acquisition, being the date on which the partnership obtained control, and continue to be consolidated until the date when control is lost. The partnership controls an investee when it is exposed or has rights to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.
Non-controlling interests may be initially measured either at fair value or at the non-controlling interests’ proportionate share of the fair value of the acquiree’s identifiable net assets. The choice of measurement basis is made on an acquisition by acquisition basis. Subsequent to acquisition, the carrying amount of non-controlling interests is the amount of those interests at initial recognition plus the non-controlling interests’ share of subsequent changes in capital in addition to changes in ownership interests. Total comprehensive income (loss) is attributed to non-controlling interests, even if this results in the non-controlling interests having a deficit balance.
All intercompany balances, transactions, revenues and expenses are eliminated in full.
The following provides information about the partnership’s wholly-owned subsidiaries as of December 31, 2022 and 2021:

Business type	Name of entity	Country of incorporation	Voting interest		Economic interest
			2022	2021	2022	2021
Business services
Real estate services	Bridgemarq Real Estate Services	Canada	100%	100%	100%	100%
Construction operations	Multiplex Global Limited	United Kingdom	100%	100%	100%	100%
The following table presents details of material non-wholly owned subsidiaries of the partnership as of December 31, 2022 and 2021:

Business type	Name of entity	Country of incorporation	Voting interest(1)		Economic interest
			2022	2021	2022	2021
Business services
Road fuels	Greenergy Fuels Holding Limited	England	88%	89%	18%	18%
Healthcare services	Healthscope Limited	Australia	100%	100%	28%	28%
Fleet management services	Ouro Verde Locação e Seviços S.A.	Brazil	100%	100%	35%	35%
Car rental services(2)	Unidas Locadora S.A.	Brazil	100%	100%	35%	35%
Residential mortgage insurer	Sagen MI Canada Inc.	Canada	100%	100%	41%	41%
Non-bank financial services	IndoStar Capital Finance Limited	India	56%	57%	20%	20%
Technology services	Everise Holdings Pte Ltd.	Singapore	84%	100%	28%	36%
Residential mortgage lender(2)	La Trobe Financial Services Pty Limited	Australia	100%	—%	40%	—%
Dealer software and technology services(2)(3)	CDK Global, Inc.	United States	100%	—%	29%	—%
Payment processing services(2)	Magnati - Sole Proprietorship LLC	United Arab Emirates	60%	—%	22%	—%
Infrastructure services
Nuclear technology services	Westinghouse Electric Company	United States	100%	100%	44%	44%
Service provider to the offshore oil production industry	Altera Infrastructure L.P.	United States	99%	99%	43%	43%
Modular building leasing services	Modulaire Investments 2 S.à r.l.	Luxembourg	100%	100%	28%	36%
Lottery services	Scientific Games Corporation	United States	100%	—%	36%	—%
Industrials
Water and wastewater	BRK Ambiental Participações S.A.	Brazil	70%	70%	26%	26%
Returnable plastic packaging	Schoeller Allibert Group B.V.	Netherlands	52%	52%	14%	14%
Natural gas production	Ember Resources Inc.	Canada	100%	100%	46%	46%
Advanced energy storage	Clarios Global LP	United States	100%	100%	28%	28%
Solar power solutions	Aldo Componentes Eletrônicos LTDA	Brazil	100%	100%	35%	35%
Engineered components manufacturing(2)	DexKo Global Inc.	United States	100%	100%	34%	35%
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(1)The partnership has entered into voting arrangements that provide the partnership with the ability to direct the relevant activities of the investee. The partnership controls these investees given that the partnership is exposed, or has rights, to variable returns from its involvement with the investees and has the ability to affect those returns through its power over the investees. The partnership exercises judgment to determine the level of variability that will achieve control over an investee, particularly in circumstances where the partnership’s voting interest differs from the ownership interest in an investee. The following were considered to determine whether the partnership controls these investees: the degree of power (if any) held by other investors, the degree of exposure to variability of each investor, the determination of whether any general partner removal rights are substantive and the purpose and design of the investee.
(2)See Note 3 for additional information.
(3)The partnership’s economic interest after finalization of syndications to institutional partners is expected to be approximately 20%.
(ii)    Associates and joint ventures
Associates are entities over which the partnership exercises significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but without control or joint control over those policies. Joint ventures are joint arrangements whereby the parties that have joint control of the arrangement have the rights to the net assets of the joint arrangement. Joint control is the contractually agreed sharing of control over an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control. The partnership accounts for associates and joint ventures in the consolidated financial statements using the equity method.
Interests in associates and joint ventures accounted for using the equity method are initially recognized at cost. At the time of initial recognition, if the cost of the associate or joint venture is lower than the proportionate share of the fair value of the investee’s identifiable assets and liabilities, the partnership records a gain on the difference between the cost and the underlying fair value of the investment in net income. If the cost of the associate or joint venture is greater than the partnership’s proportionate share of the fair value of the investee’s identifiable assets and liabilities, goodwill relating to the associate or joint venture is included in the carrying amount of the investment.
Subsequent to initial recognition, the carrying value of the partnership’s interest in an associate or joint venture is adjusted for the partnership’s share of comprehensive income and distributions of the investee. Profit and losses resulting from transactions with an associate or joint venture are recognized in the consolidated financial statements based on the interests of unrelated investors in the investee. The carrying value of associates or joint ventures is assessed for impairment at each reporting date. Impairment losses on equity accounted investments may be subsequently reversed in net income. Further information on the impairment of long-lived assets is available in Note 2 (l).
(d)    Foreign currency translation
The U.S. dollar is the functional and presentation currency of the partnership. Each of the partnership’s subsidiaries and equity accounted investments determines its own functional currency and items included in the consolidated financial statements of each subsidiary and equity accounted investment are measured using that functional currency.
Assets and liabilities of foreign operations having a functional currency other than the U.S. dollar are translated at the rate of exchange prevailing at the reporting date and revenues and expenses at average rates during the period. Gains or losses on translation are included as a component of equity.
On disposal of a foreign operation resulting in the loss of control, the component of other comprehensive income due to accumulated foreign currency translation relating to that foreign operation is reclassified to net income. Gains or losses on foreign currency denominated balances and transactions that are designated as hedges of net investments in these operations are reported in the same manner. On partial disposal of a foreign operation in which control is retained, the proportionate share of the component of other comprehensive income or loss relating to that foreign operation is reclassified to non-controlling interests in that foreign operation.
Foreign currency denominated monetary assets and liabilities are translated using the exchange rate prevailing at the reporting date and non-monetary assets and liabilities are measured at their historic cost and translated at the exchange rate on the transaction date. Gains or losses on translation of these items are included in the consolidated statements of operating results.
(e)    Business combinations
Business acquisitions, in which control is acquired, are accounted for using the acquisition method in accordance with IFRS 3, Business combinations (“IFRS 3”), other than those between entities under common control.
The consideration of each acquisition is measured at the aggregate of the fair values at the acquisition date of assets transferred by the acquirer, liabilities incurred or assumed and equity instruments issued by the partnership in exchange for control of the acquiree. Transaction costs are recognized in the consolidated statements of operating results as incurred and included in other income (expense), net.
Where applicable, the consideration for each acquisition includes any asset or liability resulting from a contingent consideration arrangement, measured at its acquisition-date fair value. Subsequent changes in fair values are adjusted against the cost of the acquisition where they qualify as measurement period adjustments. All other subsequent changes in the fair value of contingent consideration classified as assets or liabilities will be recognized in the consolidated statements of operating results, whereas changes in the fair values of contingent consideration classified within equity are not subsequently remeasured.
Where a business combination is achieved in stages, the partnership’s previously held interests in the acquired entity are remeasured to fair value at the acquisition date, that is, the date the partnership attains control. The resulting gain or loss, if any, is recognized in the consolidated statements of operating results or consolidated statements of other comprehensive income (loss). Amounts arising from interests in the acquiree prior to the acquisition date that have previously been recognized in other comprehensive income (loss) shall be recognized on the same basis as would be required if the partnership had disposed directly of the previously held equity interest.
If the initial accounting for a business combination is incomplete by the end of the reporting period in which the acquisition occurs, the partnership reports provisional amounts for the items for which the accounting is incomplete. Those provisional amounts are adjusted during the measurement period, or additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the amounts recognized as of that date.
The measurement period is the period from the date of acquisition to the date the partnership obtains complete information about facts and circumstances that existed as of the acquisition date. The measurement period is a maximum of one year subsequent to the acquisition date.
If, after reassessment, the partnership’s interest in the fair value of the acquiree’s identifiable net assets exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer’s previously held equity interest in the acquiree, if any, the excess is recognized immediately in income as a bargain purchase gain.
Contingent liabilities acquired in a business combination are initially measured at fair value at the date of acquisition. At the end of subsequent reporting periods, such contingent liabilities are measured at the higher of the amount that would be recognized in accordance with IAS 37, Provisions, contingent liabilities and contingent assets (“IAS 37”), and the amount initially recognized less cumulative amortization recognized in accordance with IFRS 15, Revenue from contract with customers (“IFRS 15”), if applicable.
(f)    Cash and cash equivalents
Cash and cash equivalents include cash on hand, non-restricted deposits and short-term investments with original maturities of three months or less.
(g)    Accounts and other receivable, net
Accounts and other receivable, net include trade receivables, construction retentions and other unbilled receivables, which are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less any allowance for expected credit losses. Accounts and other receivable, net also includes subrogation recoverable and deferred insurance policy acquisition costs from the partnership’s residential mortgage insurer which are accounted for as described in Note 2 (x) below.
(h)    Inventory, net
Inventory, net, with the exception of certain fuel inventories, is valued at the lower of cost and net realizable value. Cost is determined using specific identification where possible and practicable or using the first-in, first-out or weighted average method. Costs include direct and indirect expenditures incurred in bringing the inventory to its existing condition and location. Net realizable value represents the estimated selling price in the ordinary course of business, less the estimated costs of completion and the estimated costs necessary to make the sale.
Fuel inventories are traded in active markets and are purchased with the view to resell in the near future, generating a profit from fluctuations in prices or margins. As a result, fuel inventories are carried at market value by reference to quoted prices in an active market, in accordance with the commodity broker-trader exemption granted by IAS 2, Inventories. Changes in fair value less costs to sell are recognized in the consolidated statements of operating results in direct operating costs. Fuel products that are held for extended periods in order to benefit from future anticipated increases in fuel prices or located in territories where no active market exists are recognized at the lower of cost and net realizable value. Products and chemicals used in the production of biofuels are valued at the lower of cost and net realizable value.
(i)    Renewable transport fuel obligations (“RTFO”)
Under the U.K. government’s RTFO Order, which regulates biofuels used for transport and non-road mobile machinery, the partnership’s U.K. road fuel distribution service business is required to meet annual targets for the supply of biofuels. The obligations which arise are either settled by cash or through the delivery of certificates which are generated by blending biofuels. To the extent that the partnership generates certificates in excess of its current year obligation, these can either be carried forward to offset up to 25% of the next year’s obligation or sold to other parties.
Certificates generated or purchased during the year which will be used to settle the current obligation are recognized in inventory at the lower of cost and net realizable value. Where certificates are generated, cost is deemed to be the average cost of blending biofuels during the year in which the certificates are generated.
Certificates held for sale to third parties are recognized in inventory at fair value. There is no externally quoted marketplace for the valuation of RTFO certificates. In order to value these contracts, the partnership has adopted a pricing methodology combining both observable inputs based on market data and assumptions developed internally based on observable market activity. Changes in market prices of the certificates and the quantity of tickets considered to be realizable through external sales are recognized immediately in the consolidated statements of operating results. Certificates for which no active market is deemed to exist are not recognized.
The liability associated with the obligations under the RTFO is recognized in the year in which the obligation arises and is valued by reference to either the cost of generating the certificates which will be surrendered to meet the obligation or the expected future cash outflow where the obligation is settled. The liability is recorded in accounts payable and other.
(j)    Related party transactions
In the normal course of operations, the partnership enters into various transactions with related parties, which have been measured at their exchange value and are recognized in the consolidated financial statements. Related party transactions are further described in Note 25.
(k)    Property, plant and equipment, or PP&E
PP&E, which includes right-of-use assets, is measured at cost less accumulated depreciation and accumulated impairment losses, if any. Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of assets includes the cost of materials and direct labor, any other costs directly attributable to bringing the assets to a working condition for their intended use, and the cost of dismantling and removing the items and restoring the site on which they are located.
Depreciation of an asset commences when it is available for use. PP&E is depreciated for each component of the asset classes as follows:

Buildings	Up to 50 years
Right-of-use assets	Up to 40 years but not exceeding the term of the lease
Machinery and equipment	Up to 30 years
Vessels	Up to 35 years
Oil and gas related equipment and mining property	Units of production
Depreciation on PP&E is calculated so as to recognize in the consolidated statements of operating results the net cost of each asset over its expected useful life to its estimated residual value. Buildings, machinery, equipment and vessels are depreciated over their expected useful lives on a straight-line basis. Right-of-use assets are depreciated over the period of the lease or estimated useful life, whichever is shorter, on a straight-line basis. The estimated useful lives, residual values and depreciation methods are reviewed at the end of each annual reporting period, with the effect of any changes recognized on a prospective basis.
Upon determination that proved and/or probable reserves exist and the technology to extract the resource economically exists, exploration and evaluation expenditures attributable to those reserves are first tested for impairment and then reclassified to oil and gas properties within PP&E. The net carrying value of oil and gas properties is depleted using the units-of-production method based on estimated proved plus probable oil and natural gas reserves. Future development costs, which are the estimated costs necessary to bring those reserves into production, are included in the depletable base. For purposes of this calculation, oil and natural gas reserves are converted to a common unit of measurement on the basis of their relative energy content where six thousand cubic feet of natural gas equates to one barrel of oil.
With respect to the partnership’s mining assets, exploration costs relating to properties are charged to earnings in the year in which they are incurred. When it is determined that a mining property can be economically developed as a result of reserve potential and subsequent exploration, expenditures are capitalized. Determination as to reserve potential is based on the results of studies, which indicate whether production from a property is economically feasible. Upon commencement of commercial production of a development project these costs are amortized using the units-of-production method over the proven and probable reserves.
As part of the aggregate production, the partnership incurs stripping costs both during the development phase and production phase of its operations. Stripping costs incurred as part of development stage mining activities incurred by the partnership are deferred and capitalized as part of mining properties. Stripping costs incurred during the production stage are incurred in order to produce inventory or to improve access to ore which will be mined in the future. Where the costs are incurred to produce inventory, the production stripping costs are accounted for as a cost of producing those inventories. Where the costs are incurred to improve access to ore which will be mined in the future, the costs are deferred and capitalized as a stripping activity asset (included in mining interest) if the following criteria are met: (i) improved access to the ore body is probable; (ii) the component of the ore body can be accurately identified; and (iii) the costs relating to the stripping activity associated with the component can be reliably measured. If these criteria are not met the costs are expensed in the period in which they are incurred. The stripping activity asset is subsequently depleted using the units-of-production depletion method over the life of the identified component of the ore body to which access has been improved as a result of the stripping activity.
(l)    Asset impairment
At each reporting date, the partnership assesses whether for assets, other than those measured at fair value with changes in fair value recorded in net income, there is any indication that such assets are impaired. This assessment includes a review of internal and external factors which includes, but is not limited to, changes in the technological, political, economic or legal environment in which the entity operates, structural changes in the industry, changes in the level of demand, physical damage and obsolescence due to technological progress. An impairment is recognized if the recoverable amount of the asset, determined as the higher of the estimated fair value less costs of disposal or the value in use, is less than its carrying value. The projections of future cash flows take into account the relevant operating plans and management’s best estimate of the most probable set of conditions anticipated to prevail. Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the lesser of the revised estimate of recoverable amount and the carrying amount that would have been recorded had no impairment loss been recognized previously.
(m)    Intangible assets
Intangible assets acquired in a business combination are recognized separately from goodwill and are initially recognized at their fair values at the acquisition date. The partnership’s intangible assets comprise primarily water and sewage concession rights, brands and trademarks, computer software, customer relationships, and proprietary technology.
Subsequent to initial recognition, intangible assets acquired in a business combination are reported at cost less any accumulated amortization and any accumulated impairment losses, on the same basis as intangible assets acquired separately. Finite life intangible assets are amortized on a straight-line basis over the following useful lives:

Water and sewage concession rights	Up to 40 years
Brand and trademarks	Up to 40 years
Computer software	Up to 10 years
Customer relationships	Up to 30 years
Proprietary technology	Up to 20 years
Certain of the partnership’s intangible assets have an indefinite life, as described in Note 12, as there is no foreseeable limit to the period over which the asset is expected to generate cash flows. Indefinite life intangible assets are recorded at cost unless an impairment is identified which requires a write-down to its recoverable amount.
Indefinite life intangible assets are evaluated for impairment annually or more often if events or circumstances indicate there may be an impairment. Any impairment of the partnership’s indefinite life intangible assets is recorded in the period in which the impairment is identified. Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the lesser of the revised estimate of recoverable amount and the carrying amount that would have been recorded had no impairment loss been recognized previously. Any impairment losses or subsequent reversals are recorded in the consolidated statements of operating results in impairment reversal (expense), net.
Gains or losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds, if any, and the carrying amount of the asset and are recognized in the consolidated statements of operating results in other income (expense), net when the asset is derecognized.
(n)    Goodwill
Goodwill represents the excess of the price paid for the acquisition of a business over the fair value of the identifiable assets and liabilities acquired. Goodwill is allocated to the cash-generating unit or units to which it relates. The partnership identifies cash-generating units as identifiable groups of assets whose cash inflows are largely independent of the cash inflows from other assets or groups of assets.
Goodwill is evaluated for impairment on an annual basis or more often if events or circumstances indicate there may be an impairment. Impairment is determined for goodwill by assessing if the carrying value of a cash-generating unit, including the allocated goodwill, exceeds its recoverable amount determined as the greater of the estimated fair value less costs of disposal or the value in use. Impairment losses recognized in respect of a cash-generating unit are first allocated to the carrying value of goodwill and any excess is allocated to the carrying amount of assets in the cash-generating unit. Any goodwill impairment is charged to impairment expense, net in the consolidated statements of operating results in the period in which the impairment is identified. Impairment losses on goodwill are not subsequently reversed.
On disposal of a subsidiary, the attributable amount of goodwill is included in the determination of the gain or loss on disposal of the operation.
(o)    Revenues from contracts with customers
Business services
Construction services
The partnership’s construction services business provides end-to-end design and development solutions under contracts with its customers. The partnership recognizes revenues on these contracts over a period of time. The partnership uses an input method, the cost-to-cost method, to measure progress towards complete satisfaction of the performance obligations under IFRS 15.
As work is performed, a contract asset in the form of contracts in progress is recognized, which is reclassified to accounts receivable when invoiced to the customer. If payment is received in advance of work being completed, a contract liability is recognized. Refer to Note 16 for further information on contracts in progress balances. There is not considered to be a significant financing component in construction contracts as the period between the recognition of revenues under the cost-to-cost method and when payment is received is typically less than one year.
IFRS 15 requires a highly probable criterion be met with regards to recognizing revenue arising from variable consideration resulting from contract modifications and claims. Claims are accounted for as variable considerations only when it is highly probable that revenue will not reverse in the future. Revenues from contract modifications are treated as variable consideration when changes to the contract are approved by the customer but the price is not agreed or is not fixed.
Road fuels operations
Fees and related costs are recognized at a point in time when road fuels operations services are provided.
Revenues from the sale of goods in the partnership’s road fuels operations represent net invoiced sales of fuel products and RTFO certificates, excluding value added taxes but including excise duty, which has been assessed to be a production tax and recorded as part of consideration received. Revenues are recognized at the point that title passes to the customer.
Healthcare services operations
Revenues from contracts with customers are recognized when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the partnership’s healthcare services is entitled to in exchange for those goods or services. The partnership’s healthcare services operations has concluded that it is the principal in its revenue arrangements as it typically controls the goods or services before transferring them to the customers.
The partnership’s healthcare services operations has two types of performance obligations: hospital services and hospital management services. For hospital services, revenue for each surgical and non-surgical service provided to a patient is recognized over the period from admission of the patient to discharge. For hospital management services, revenue from management fee income is recognized in accordance with the relevant agreement.
Dealer software and technology services operations
The majority of revenue generated by the partnership’s dealer software and technology services operations is from contracts with multiple performance obligations. A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. The partnership is required to develop its best estimate of standalone selling price for each distinct good or service as the basis for allocating the total transaction price. The primary method used to estimate standalone selling price is the adjusted market assessment approach, with some product categories using the expected cost plus a margin approach.
The partnership’s dealer software and technology services operations primarily generates revenues from the provision of software and technology solutions for automotive retailers and OEMs, which includes:
•Dealer Management Systems (“DMSs”) and layered applications, which may be installed on-site at the customer’s location, or hosted and provided on a software-as-a-service (“SaaS”) basis, including ongoing maintenance and support;
•Interrelated services such as installation, initial training, and data updates.
SaaS and other hosted service arrangements, which allow the customer continuous access to the software over the contract period without taking control of the software, are provided on a subscription basis. Under these arrangements the customer obtains access to the software which resides and is maintained on the managed servers of the dealer software and technology operations of the partnership. The customer does not obtain the right to take possession of the software therefore these arrangements are determined not to include a software license. The support, maintenance and hosting services are not distinct from the SaaS and other hosted services within the context of the contract and are provided over the same period and have the same pattern of transfer of control, and therefore are combined and recognized as a single performance obligation. Setup activities such as installation, initial training and data updates that must be undertaken to fulfill the contract are considered fulfillment activities that do not transfer service to the customer. In addition to the core DMS software application, the customer may also contract for layered applications, which are each considered a distinct performance obligation.
Revenue for SaaS and other hosted service arrangements are recognized ratably over the duration of the contract. The partnership’s obligation under these arrangements is to stand ready to perform the underlying services as required by the customer. The customer receives the benefit of the services, and the partnership’s dealer software and technology operations has the right to payment as the services are performed. A time-elapsed output method is used to measure progress as the partnership’s dealer software and technology operations transfers control evenly over the duration of the contract.
Technology services operations
The partnership’s technology services operations recognizes revenue from the following major sources: (i) business process outsourcing, (ii) training services and (iii) supplemental activities.
Business process outsourcing revenues are recognized as the services are performed based on hourly or per-connect minute contractual rates. Training services revenues represents amounts billable to the client at an agreed hourly rate for the agents being trained prior to servicing a particular account. Revenues from supplemental activities such as IT services are recognized when the services are rendered.
Revenues comprise the fair value of the consideration received or receivable for the rendering of services in the ordinary course of the partnership’s technology services operations activities. Sales are presented net of value-added tax, rebates and discounts.
Revenues from the rendering of services is recognized in the accounting period in which the services are rendered based on agreed price with the customers.
Infrastructure services
Modular building leasing services operations
The primary source of revenues from the partnership’s modular building leasing services operations is leasing modular units and other product offerings, including rentals of steps, ramps, furniture, fire extinguishers, air conditioners, wireless internet access points, damage waivers and service plans. Leasing revenue is recognized under the requirements of IFRS 16, Leases (“IFRS 16”), whereas the other revenue streams are recognized under IFRS 15.
Modular delivery and installation services revenue includes fees charged for the delivery, setup, knockdown and pick-up of leasing equipment to and from the customers’ premises and repositioning the leasing equipment. Modular delivery and installation services revenue is generally recognized over time as the customer simultaneously receives and consumes the benefits of the performance as services are performed.
Revenues generated from the sale of new and used modular space and portable storage units are recognized at a point in time when the customer obtains control of the asset, which includes a present right to payment, legal title, physical possession, risk and rewards of ownership and acceptance of the asset, which generally occurs upon delivery of the asset.
Revenues generated from modular construction projects are generally recognized over time as the performance creates or enhances an asset that the customer controls and/or in some cases, creates a specific asset with no alternative use with an enforceable right to payment for performance completed to date. Fixed price construction projects generally use a cost-to-cost input method to measure the progress towards complete satisfaction of the performance obligations as it best depicts the transfer of control to the customer.
Revenues generated from remote accommodation leasing and services revenue relates to the leasing and operation of remote workforce accommodations where the business provides housing, catering and transportation to meet the customers’ requirements. This activity has been determined to be a series of accommodation services for which the customer simultaneously receives and consumes the benefits provided as they are performed. The revenue is recognized over time based on the number of nights of accommodation services delivered.
Nuclear technology services operations
Revenues from sales of products are recognized at a point in time when the product is shipped and control passes to the customer. Revenues from contracts to provide engineering, design or other services are recognized and reported over time based on an appropriate measure of progress. The partnership’s nuclear technology services uses an input method, the cost-to-cost method, to measure progress towards complete satisfaction of the performance obligations under IFRS 15.
IFRS 15 requires a highly probable criterion be met with regards to recognizing revenues arising from variable consideration and contract modification and claims. For variable consideration, revenues are only to be recognized to the extent that it is highly probable that a significant reversal in the amount of revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The partnership’s nuclear technology services includes in its contract estimates additional revenue for submitted contract modifications or claims against the customer or others when it believes that it has an enforceable right to the modification or claim, the amount can be estimated reliably, and its realization is probable. The partnership’s nuclear technology services includes incentive fees in the estimated transaction price when there is a basis to reasonably estimate the amount of the fee.
Offshore oil services operations
The primary source of revenues from the partnership’s offshore oil services operations is chartering its vessels and offshore units to its customers. The partnership’s primary forms of contracts consist of floating production storage and offloading (“FPSO”) contracts and contracts of affreightment (“CoA”).
•FPSO contracts: Pursuant to an FPSO contract, the partnership charters an FPSO unit to a customer for a fixed period of time, generally more than one year. The performance obligations within an FPSO contract, which will include the use of the FPSO unit to the charterer as well as the operation of the FPSO unit, are satisfied as services are rendered over the duration of such contract, as measured using the time that has elapsed from commencement of performance.
Some FPSO contracts include variable consideration components in the form of expense adjustments or reimbursements, incentive compensation and penalties. Variable consideration under the partnership’s contracts is typically recognized as earned as either such revenues are allocated and accounted for under lease accounting requirements or alternatively such consideration is allocated to the distinct period in which such variable consideration was earned.
•Contracts of Affreightment: Voyages performed pursuant to a CoA for the partnership’s shuttle tankers are priced based on the pre-agreed terms in the CoA. The performance obligations within a voyage performed pursuant to a CoA, which typically include the use of the vessel to the charterer as well as the operation of the vessel, are satisfied as services are rendered over the duration of the voyage, as measured using the time that has elapsed from commencement of performance. The duration of a single voyage will typically be less than two weeks.
Industrials
Manufacturing
Sales of goods are recognized at a point in time when control of the product is passed to the customer. Services revenues are recognized over time when the services are provided over time.
Water and wastewater operations
Revenues from the provision of water and wastewater services are recognized over time as the provision of water and wastewater services are delivered. Revenues from the sale of industrial water is recognized when control of the product passes to the customer, which generally coincides with the time of billing.
Revenues from construction are determined and recognized using an input method based on the costs incurred on an accrual basis plus an applicable profit margin.
(p)    Contract work in progress
The gross amount due from customers for contract work for all contracts in progress for which costs incurred plus recognized profits (less recognized losses) exceed progress billings, is generally presented as an asset. Progress billings not yet paid by customers and retentions are included in accounts and other receivable, net on the consolidated statements of financial position. The gross amounts due to customers for contract work for all contracts in progress for which progress billings exceed costs incurred plus recognized profits (less recognized losses) is generally presented as a liability in accounts payable and other.
Construction work in progress on construction contracts is stated at cost plus profit recognized to date calculated in accordance with performance obligations satisfied over time, including retentions payable and receivable, less a provision for foreseeable losses and progress payments received to date.
(q)    Financial instruments and hedge accounting
Classification and measurement
The table below summarizes the partnership’s classification and measurement of financial assets and liabilities, under IFRS 9, Financial instruments (“IFRS 9”):

	IFRS 9 measurement category	Consolidated statements of financial position account
Financial assets
Cash and cash equivalents	Amortized cost	Cash and cash equivalents
Accounts receivable	Amortized cost	Accounts and other receivable, net
Restricted cash	Amortized cost	Financial assets
Equity securities	FVTPL / FVOCI	Financial assets
Debt securities	Amortized cost / FVTPL / FVOCI	Financial assets
Derivative assets	FVTPL (1)	Financial assets
Other financial assets	Amortized cost / FVTPL / FVOCI	Financial assets
Financial liabilities
Borrowings	Amortized cost	Non-recourse borrowings in subsidiaries of the partnership and Corporate borrowings
Accounts payable and other	Amortized cost	Accounts payable and other
Derivative liabilities	FVTPL (1)	Accounts payable and other
____________________________________
(1)Derivative assets and liabilities are classified and measured at FVTPL except those designated in hedging relationships.
The classification of financial instruments depends on the specific business model for managing the financial instruments and the contractual cash flow characteristics of the financial asset. The partnership maintains a portfolio of marketable securities comprising equity and debt securities. Marketable securities are recognized at fair value on their trade date. They are subsequently measured at fair value at each reporting date with the change in fair value recorded in either profit or loss (“FVTPL”) or other comprehensive income (“FVOCI”). For investments in debt instruments, subsequent measurement will depend on the business model for which the investments are held and the cash flow characteristics of the debt instruments.
At initial recognition, the partnership measures a financial asset at its fair value plus, in the case of a financial asset not at FVTPL, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets measured at FVTPL are expensed in other income (expense), net in the consolidated statements of operating results.
Financial assets carried at amortized cost are measured based on their contractual cash flow characteristics and the business model for which they are held. Financial assets classified as amortized cost are recorded initially at fair value, then subsequently measured at amortized cost using the effective interest method, less any impairment.
Impairment of financial assets
The partnership recognizes an allowance for expected credit losses (“ECL”) on financial assets including loans receivable and debt securities measured at amortized cost, debt securities measured at FVOCI and undrawn loan commitments. ECLs are also determined for trade receivables and contract assets. The ECL model consists of three stages: Stage 1 – twelve-month ECLs for performing financial assets, Stage 2 – Lifetime ECLs for financial assets that have experienced a significant increase in credit risk since initial recognition and Stage 3 – Lifetime ECLs for financial assets that are impaired.
The partnership calculates ECLs based on the probability weighted expected cash collected shortfall against the carrying value of the loan or investment and considers reasonable and supportable information about past events, current conditions and forecasts of future events and economic conditions that may impact the credit profile of the loans. Forward-looking information is considered when determining significant increase in credit risk and measuring expected credit losses. Forward-looking macroeconomic factors are incorporated in the risk parameters as relevant.
The partnership utilizes a simplified approach for measuring the loss allowance at an amount equal to the lifetime ECL for trade receivables and contract assets. The ECL on trade receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors, general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of conditions at the reporting date. The ECL provision is presented net within the corresponding financial asset balance on the consolidated statements of financial position with a corresponding expense recorded in direct operating costs in the consolidated statements of operating results.
Derivatives and hedging activities
The partnership selectively utilizes derivative financial instruments primarily to manage financial risks, including foreign exchange risks, interest rate risks and commodity price risks. Derivatives are recognized initially at fair value at the date a derivative contract is entered into and are subsequently remeasured to their fair value at each reporting date. The resulting gain or loss is recognized in profit or loss immediately unless the derivative is designated and effective as a hedging instrument, in which event the timing of the recognition in profit or loss depends on the nature of the hedge relationship. Hedge accounting is applied when the derivative is designated as a hedge of a specific exposure and there is assurance that it will continue to be highly effective as a hedge based on an expectation of offsetting cash flows or fair value. Hedge accounting is discontinued prospectively when the derivative no longer qualifies as a hedge or the hedging relationship is terminated. Once discontinued, the cumulative change in fair value of a derivative that was previously recorded in other comprehensive income by the application of hedge accounting is recognized in profit or loss over the remaining term of the original hedging relationship as amounts related to the hedged item are recognized in profit or loss. The assets or liabilities relating to unrealized mark-to-market gains and losses on derivative financial instruments are recorded in financial assets and financial liabilities, respectively.
(i)    Items classified as hedges
Net investment hedges
Realized and unrealized gains and losses on foreign exchange contracts and foreign currency debt that are designated as hedges of currency risks relating to a net investment in a subsidiary with a functional currency other than the U.S. dollar are included in equity and are included in net income in the period in which the subsidiary is disposed of or to the extent partially disposed and control is not retained.
Fair value hedges
Derivative financial instruments that are designated as hedges to offset corresponding changes in the fair value of assets and liabilities are measured at fair value with changes in fair value recorded in profit or loss against the fair value changes recorded in profit or loss corresponding to the hedged item.
Cash flow hedges
Unrealized gains and losses on commodity contracts designated as hedges of commodity price fluctuations are included in equity as a cash flow hedge when the commodity price risk relates to inputs to production of inventory. Upon settlement of the commodity contracts designated as cash flow hedges, the realized gains and losses are reclassified from equity into inventory as a basis adjustment. The impact of the commodity contracts designated as cash flow hedges is recognized in profit or loss when the inventory is sold.
Unrealized gains and losses on interest rate contracts designated as hedges of future variable interest payments are included in equity as a cash flow hedge when the interest rate risk relates to an anticipated variable interest payment. The periodic exchanges of payments on interest rate contracts designated as hedges of debt are recorded on an accrual basis as an adjustment to interest expense.
Unrealized gains and losses on forward currency contracts designated as hedges of the partnership’s exposure to foreign currency risk in forecast transactions and firm commitments are included in equity as a cash flow hedge. The amounts accumulated in equity are accounted for depending on the nature of the underlying hedged transaction. If the hedged transaction subsequently results in the recognition of a non-financial item, the amount accumulated in equity is removed from the separate component of equity and included in the initial cost or other carrying amount of the hedged asset or liability.
(ii)    Items not classified as hedges
Derivative financial instruments that are not designated as hedges are recorded at fair value, and gains and losses arising from changes in fair value are recognized in net income in the period the changes occur. Realized and unrealized gains and losses on derivatives not designated as hedges are recorded in other income (expense), net on the consolidated statements of operating results.
(r)    Interest income
Interest from interest-bearing assets and liabilities not measured at FVTPL is recognized as interest income using the effective interest method. The effective interest rate is the rate that discounts expected future cash flows for the expected life of the financial instrument to its carrying value. The calculation takes into account the contractual interest rate, along with any fees or incremental costs that are directly attributable to the instrument and all other premiums or discounts.
(s)    Fair value measurement
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the partnership takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.
Fair value measurement is disaggregated into three hierarchical levels: Level 1, 2 or 3. Fair value hierarchical levels are based on the degree to which the inputs to the fair value measurement are observable. The levels are as follows:

Level 1 –	Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2 –	Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the asset’s or liability’s anticipated life.
Level 3 –	Inputs are unobservable and reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs in determining the estimate.
Further information on fair value measurements is available in Note 4.
(t)    Income taxes
Brookfield Business Partners L.P. is a flow-through entity for tax purposes and as such is not subject to Bermudian taxation. However, income taxes are recognized for the amount of taxes payable by the holding entities, and any direct or indirect corporate subsidiaries of such holding entities. Income tax expense represents the sum of the current tax accrued in the period and deferred income tax.
(i)    Current income taxes
Current income tax assets and liabilities are measured at the amount expected to be paid to tax authorities, net of recoveries based on the tax rates and laws enacted or substantively enacted at the reporting date.
(ii)    Deferred income taxes
Deferred income tax liabilities are provided for using the liability method on temporary differences between the tax bases used in the computation of taxable income and carrying amounts of assets and liabilities in the consolidated financial statements. Deferred income tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that deductions, tax credits and tax losses can be utilized. Such deferred income tax assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition of other assets and liabilities in a transaction that affects neither the taxable income nor the accounting income, other than in a business combination. The carrying amount of deferred income tax assets are reviewed at each reporting date and reduced to the extent it is no longer probable that the income tax asset will be recovered.
Deferred income tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries and equity accounted investments and interests in joint ventures, except where the partnership is able to control the reversal of the temporary difference and it is probable that the temporary differences will not reverse in the foreseeable future. Deferred income tax assets arising from deductible temporary differences associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable income against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.
Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred income tax liabilities and assets reflect the tax consequences that would follow from the manner in which the partnership expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
Deferred income tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority within a single taxable entity or the partnership intends to settle its current tax assets and liabilities on a net basis in the case where there exist different taxable entities in the same taxation authority and when there is a legally enforceable right to set off current tax assets against current tax liabilities.
(u)    Provisions
Provisions are recognized when the partnership has a present obligation, either legal or constructive, as a result of a past event, it is probable that the partnership will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. Provisions are recorded within accounts payable and other in the consolidated statements of financial position with a corresponding expense recorded in other income (expense), net in the consolidated statements of operating results.
The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the obligation, its carrying amount is the present value of those cash flows.
When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.
(i)    Provisions for defects
Provisions made for defects are based on a standard percentage charge of the aggregate contract value of completed construction projects and represents a provision for potential latent defects that generally manifest over a period of time following practical completion.
Claims against the partnership are also recorded as part of provisions for defects when it is probable that the partnership will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.
(ii)    Decommissioning liabilities
Certain of the partnership’s subsidiaries record decommissioning liabilities related to the requirement to remediate the property where operations are conducted.
The partnership recognizes a decommissioning liability in the period in which it has a present legal or constructive liability and a reasonable estimate of the amount can be made. Liabilities are measured based on current requirements, technology and price levels and the present value is calculated using amounts discounted over the useful economic lives of the assets. Amounts are discounted using a rate that reflects the risks specific to the liability. On a periodic basis, management reviews these estimates and changes, if any, will be applied prospectively. The fair value of the estimated decommissioning liability is recorded as a long-term liability, with a corresponding increase in the carrying amount of the related asset. The liability amount is increased in each reporting period due to the passage of time, and the amount of accretion is charged to other income (expense), net in the period. Periodic revisions to the estimated timing of cash flows, to the original estimated undiscounted cost and to changes in the discount rate can also result in an increase or decrease to the decommissioning liability. Actual costs incurred upon settlement of the obligation are recorded against the decommissioning liability to the extent of the liability recorded.
(iii)    Provisions for onerous contracts
Present obligations arising from onerous contracts are recognized as provisions in accounts payable and other, and measured at the present value of the best estimate of the expenditure required to settle the present obligation at the end of the reporting period. An onerous contract is considered to exist where the partnership has a contract under which the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received.
(v)    Pensions and other post-employment benefits
Certain of the partnership’s subsidiaries offer post-employment benefits to their employees by way of a defined contribution plan. Payments to defined contribution pension plans are expensed as they fall due.
Certain of the partnership’s subsidiaries offer defined benefit plans. Defined benefit pension expense, which includes the current year’s service cost and net interest cost, is included in direct operating costs within the consolidated statements of operating results. For each defined benefit plan, the partnership recognizes the present value of its defined benefit obligations less the fair value of the plan assets, as a defined benefit asset or liability reported as other assets or accounts payable and other, respectively, in the consolidated statements of financial position. The partnership’s obligations under its defined benefit pension plans are determined periodically through the preparation of actuarial valuations.
The cost of pensions and other retirement benefits earned by employees is actuarially determined using the projected unit credit method (also known as the projected benefit method pro-rated on service) and management’s best estimate of salary escalation, retirement ages of employees and their expected future longevity.
For the purposes of calculating the expected return on plan assets, the plan assets are measured at fair value.
The partnership recognizes actuarial gains and losses in other comprehensive income (loss) in the period in which those gains and losses occur.
(w)    Assets held for sale
Non-current assets and disposal groups are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the non-current asset or disposal group is available for immediate sale in its present condition. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification subject to limited exceptions.
Non-current assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell and are classified as current. Once classified as held for sale, neither of property, plant and equipment and intangible assets are depreciated or amortized.
(x)    Insurance contracts
The partnership adopted IFRS 17, Insurance Contracts on January 1, 2023, with a transition date of January 1, 2022. IFRS 17 replaces IFRS 4, Insurance Contracts (“IFRS 4”) and related interpretations. The adoption of IFRS 17 only impacted the reported results of the partnership’s residential mortgage insurance business. These consolidated financial statements of the partnership present the results of the partnership’s residential mortgage insurance business based on the application of IFRS 17 for the year ended December 31, 2022 and based on the application of IFRS 4 for the years ended December 31, 2021 and 2020.
The partnership applied the full retrospective approach to insurance contracts issued on or after January 1, 2020. For groups of contracts issued in 2019 and prior years, the partnership has determined that it is impracticable to apply the full retrospective approach and has elected to apply the fair value approach. As a result, the comparative period has been adjusted and the transition impact of $17 million has been recorded as an increase to opening equity on January 1, 2022 (the “IFRS 17 adoption”).
The impact of the IFRS 17 adoption to the consolidated statement of financial position as at December 31, 2022 was a decrease to other assets of $153 million and a decrease to intangible assets of $95 million primarily due to the derecognition of balances associated with IFRS 4 concepts, and a decrease to accounts payable and other of $199 million primarily due to measurement differences under IFRS 17.
The impact of the IFRS 17 adoption to the consolidated statement of operating results for the year ended December 31, 2022 was a decrease to revenues of $160 million, an increase to direct operating costs of $8 million, a decrease to general and administrative expenses of $12 million, and an increase to deferred tax recovery of $41 million. The impact to net income resulted in a decrease to basic and diluted earnings per limited partner unit of $0.25 per unit.
The impact of the IFRS 17 adoption to the consolidated statement of comprehensive income for the year ended December 31, 2022 was the recognition of the insurance finance reserve of $86 million and an increase to deferred tax expense of $23 million.
While IFRS 17 changes the timing of earnings recognition, as well as presentation and disclosure, of insurance contracts, cash flows generated by the partnership are not impacted. As a result, the adoption of IFRS 17 does not have a material impact on the business.
The partnership’s accounting policy for insurance contracts in accordance with IFRS 17 is detailed below.
The partnership’s insurance policies are classified as contracts without direct participating features and are measured using the general measurement approach under IFRS 17. The measurement approach is based on estimates of the present value of future cash flows that are expected to arise as the partnership fulfills the contracts, an explicit risk adjustment for non-financial risks and a contractual service margin. The risk adjustment for non-financial risk reflects the compensation that the insurer requires for bearing uncertainty about the amount and timing of cash flows. Estimates of the present value of future cash flows and a risk adjustment for non-financial risk are together referred to as fulfillment cash flows. The contractual service margin represents the unearned profit that is recognized as revenue systematically over the coverage period as insurance services are provided.
Mortgage insurance revenues earned in each reporting period primarily represents the changes in the liabilities for remaining coverage that relate to insurance contract services provided during the period and an allocation of premiums that relates to recovering insurance acquisition cash flows. For all periods presented, insurance revenues earned from insurance contracts are included under revenues in the consolidated statement of operating results.
The insurance liabilities are included in accounts payable and other, on the consolidated statement of financial position and the carrying amount at each reporting date is the sum of the liability for remaining coverage and the liability for incurred claims.
(a) Liability for remaining coverage
At inception of the insurance contract, a liability for remaining coverage is established which comprises the fulfillment cash flows related to services that will be provided in future periods and the remaining contractual service margin at that date. If the fulfillment cash flows from a contract at the date of initial recognition are a net outflow, then the contract is considered onerous. A loss from onerous insurance contracts is recognized immediately in the consolidated statement of operating results.
All acquisition cash flows are included in the measurement of fulfillment cash flows and recognized within the insurance liabilities.
All cash flows are discounted using a market-based discount rate selected through a top-down approach that reflects the characteristics of the insurance liabilities. The partnership has elected to disaggregate insurance finance expense between amounts included in income and amounts included in other comprehensive income (“OCI”). Interest accretion is recognized as insurance finance expense in income while effect of changes in discount rates is recognized as insurance finance expense in OCI.
The risk adjustment has been determined using a confidence level technique.
The contractual service margin is recognized in income to reflect services provided in each reporting period based on the number of coverage units provided during the period, which is determined by considering, for each contract, the quantity of the benefits provided and its expected coverage period. The coverage units are reviewed and updated at each reporting date. The insurer determines the quantity of the benefits provided under its insurance contracts on the basis of Loss Given Default, which is defined as outstanding mortgage principal balance and expected costs of foreclosure, less the expected value of the property securing the claim.
(b) Liability for incurred claims
The liability for incurred claims includes the fulfillment cash flows for incurred claims and expenses that have not yet been paid, including claims that have been incurred but not yet reported.
Fulfillment cash flows include the cost of settling claims and cash flows from expected recovery of real estate in the event of default by borrowers (both reported and unreported) that have occurred on or before each reporting date, discounted to consider the time value of money using a market-based discount rate. The liability also incorporates a risk adjustment for non-financial risk using actuarially determined risk factors.
Accounting policy for insurance contracts for the years ended December 31, 2021 and 2020
The following describes the partnership’s accounting policy based on the guidance of IFRS 4 used to present and measure the results of the partnership’s residential mortgage insurance business for the years ended December 31, 2021 and 2020.
(i)    Premiums written, premiums earned and unearned premiums reserve
Mortgage insurance premiums are deferred and taken into revenues over the terms of the related policies. The unearned portion of premiums is included in accounts payable and other on the consolidated statements of financial position. Premiums written are recognized as premiums earned using a factor based premium recognition curve that is based on an expected loss emergence pattern. The partnership performs actuarial studies of loss emergence at least annually and may adjust the factors under which the premiums are earned in accordance with the results of such studies. Changes in the premium recognition curve are treated as a change in estimate and are recognized on a prospective basis.
A premium deficiency provision, if required, is determined as the excess of the present value of expected future losses on claims and expenses on policies in force (using an appropriate discount rate) over the unearned premiums reserve.
(ii)    Risk fee
In conjunction with receiving credit support in the form of the Government of Canada guarantee, the partnership’s residential mortgage insurer is subject to a risk fee equal to 2.25% of gross premiums written. The risk fee relates directly to the acquisition of new mortgage insurance business. Accordingly, it is subsequently deferred and expensed in proportion to and over the period in which premiums are earned and reflected in deferred policy acquisition costs under accounts and other receivable, net on the consolidated statements of financial position.
(iii)    Losses on claims and loss reserves
Losses on claims include internal and external claims adjustment expenses and are recorded net of amounts received or expected to be received from recoveries.
Loss reserves represent the amount needed to provide for the expected ultimate net cost of settling claims including adjustment expenses related to defaults by borrowers (both reported and unreported) that have occurred on or before each reporting date. Loss reserves are recognized in accounts payable and other on the consolidated statements of financial position, and are discounted to take into account the time value of money. The partnership records a supplemental provision for adverse deviation based on an explicit margin for adverse deviation determined by an appointed actuary.
Increases to loss reserves are recognized as an expense in direct operating costs on the consolidated statements of operating results. Loss reserves are derecognized after a claim has been paid and the partnership’s obligation under the policy has been fulfilled, or after a borrower has remedied a delinquent loan and management estimates that no loss will be incurred under the policy.
(y)    Earnings (loss) per LP Unit
The partnership calculates basic earnings (loss) per unit by dividing net income (loss) attributable to limited partners by the weighted average number of LP Units outstanding during the period. For the purpose of calculating diluted earnings (loss) per unit, the partnership adjusts net income (loss) attributable to limited partners, and the weighted average number of LP Units outstanding for the effects of all dilutive potential LP Units.
(z)    Segments
The partnership’s operating segments are components of the business for which discrete financial information is reviewed regularly by the Chief Operating Decision Maker (the “CODM”) to assess performance and make decisions regarding resource allocation. The partnership has assessed the CODM to be the Chief Executive Officer and Chief Financial Officer. The partnership’s operating segments are business services, infrastructure services, industrials and corporate and other.
(aa)    Leases
The partnership accounts for leases under IFRS 16. When the partnership is a lessee, the partnership assesses whether a contract is, or contains, a lease at inception of the contract and recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is a lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets. For these leases, the partnership recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.
The lease liability is initially measured at the present value of the future lease payments, discounted using the interest rate implicit in the lease, if that rate can be determined, or otherwise the incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise: (i) fixed lease payments, including in-substance fixed payments, less any lease incentives; (ii) variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date; (iii) the amount expected to be payable by the lessee under residual value guarantees; (iv) the exercise price of purchase options, if it is reasonably certain that the option will be exercised; and (v) payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease. The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.
The partnership remeasures lease liabilities and makes a corresponding adjustment to the related right-of-use asset when: (i) the lease term has changed or there is a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate; (ii) the lease payments have changed due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using the initial discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used); or (iii) a lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.
The right-of-use asset comprises the initial measurement of the corresponding lease liability, lease payments made at or before the commencement date and any initial direct costs. The right-of-use asset is subsequently measured at cost less accumulated depreciation and impairment losses. It is depreciated over the shorter period of the lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the partnership expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts on the commencement date of the lease. The partnership applies IAS 36, Impairment of assets, to determine whether a right-of-use asset is impaired and accounts for any identified impairment loss as described in the asset impairment policy in Note 2 (l).
Variable rents that do not depend on an index or rate are not included in the measurement of the lease liability and the right-of-use asset. The related payments are recognized as an expense in the period in which the event or condition that triggers those payments occurs and are recorded in direct operating costs on the consolidated statements of operating results.
When the partnership is a lessor, a lease is classified as either a finance or operating lease on commencement of the lease contract. If the contract represents a finance lease in which the risk and rewards of ownership have transferred to the lessee, the partnership recognizes a finance lease receivable at an amount equal to the net investment in the lease discounted using the interest rate implicit in the lease. Subsequently, finance income is recognized at a constant rate on the net investment of the finance lease. Lease payments received from operating leases are recognized into income on a straight-line or other systematic basis.
(ab)    Government assistance
The partnership applies IAS 20, Accounting for government grants and disclosure of government assistance (“IAS 20”) to account for government grants and other government assistance received by its subsidiaries. Government grants are recognized when there is reasonable assurance that the assistance will be received and the partnership will comply with all relevant conditions. The partnership recognizes government grants in the consolidated statements of operating results on a systematic basis over the periods in which the partnership recognizes expenses for which the grants were provided.
(ac)    Extinguishment of financial liabilities with equity instruments
The partnership applies IFRIC 19, Extinguishing financial liabilities with equity instruments (“IFRIC 19”) to account for financial liabilities that are extinguished either fully, or partially by issuing equity instruments. This interpretation provides guidance on how to account for the extinguishment of a financial liability by the issue of equity instruments. IFRIC 19 clarifies that the entity’s equity instruments issued to a creditor, which are part of the consideration paid to extinguish the financial liability, are measured at their fair value. Differences between the carrying amount of the financial liability extinguished and the initial measurement amount of the equity instruments issued are included in the partnership’s consolidated statements of operating results.
(ad)    Critical accounting judgments and key sources of estimation uncertainty
The preparation of the partnership’s consolidated financial statements requires management to make critical judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses that are not readily apparent from other sources, during the reporting period. These estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
Critical judgments made by management and utilized in the normal course of preparing the partnership’s consolidated financial statements are outlined below.
(i)    Business combinations
The partnership accounts for business combinations using the acquisition method of accounting. The allocation of fair values to assets acquired and liabilities assumed through an acquisition requires numerous estimates that affect the valuation of certain assets and liabilities acquired including discount rates and estimates of future operating costs, revenues, commodity prices, capital costs and other factors. The determination of the fair values may remain provisional during the measurement period due to the time required to obtain independent valuations of individual assets and to complete assessments of provisions. When the accounting for a business combination has not been completed as of the reporting date, the partnership will disclose that fact in the consolidated financial statements, including observations on the estimates and judgments made as of the reporting date.
(ii)    Determination of control
The partnership consolidates an investee when it controls the investee, with control existing if, and only if, the partnership has power over the investee; exposure or rights to variable returns from its involvement with the investee; and the ability to use that power over the investee to affect the amount of the partnership’s returns.
In determining if the partnership has power over an investee, judgments are made when identifying which activities of the investee are relevant in significantly affecting returns of the investee and the extent of existing rights that give the partnership the current ability to direct the relevant activities of the investee. Judgments are made as to the amount of potential voting rights that provide voting powers, the existence of contractual relationships that provide voting power and the ability for the partnership to appoint directors. The partnership enters into voting agreements which provide it the ability to contractually direct the relevant activities of the investee (formally referred to as “power” within IFRS 10, Consolidated financial statements). In assessing if the partnership has exposure or rights to variable returns from involvement with the investee, judgments are made concerning whether returns from an investee are variable and how variable those returns are on the basis of the substance of the arrangement, the magnitude of those returns and the magnitude of those returns relative to others, particularly in circumstances where the partnership’s voting interest differs from the ownership interest in an investee. In determining if the partnership has the ability to use its power over the investee to affect the amount of its returns, judgments are made when the partnership is an investor as to whether the partnership is a principal or agent and whether another entity with decision making rights is acting as the partnership’s agent. If it is determined that the partnership is acting as an agent, as opposed to a principal, the partnership does not control the investee.
(iii)    Common control transactions
IFRS 3 does not include specific measurement guidance for the acquisition of a business from an entity that is under common control. Accordingly, the partnership has developed an accounting policy to account for such transactions taking into consideration other guidance in the IFRS framework and pronouncements of other standard-setting bodies. The partnership’s policy is to record assets and liabilities recognized as a result of an acquisition of a business from an entity that is under common control at the carrying values in the transferor’s financial statements.
(iv)    Indicators of impairment
Judgment is applied when determining whether indicators of impairment exist when assessing the carrying values of the partnership’s assets, including the determination of the partnership’s ability to hold financial assets, the estimation of a cash-generating unit’s future revenues and direct costs, the determination of discount rates, and when an asset’s or cash-generating unit’s carrying value is above its recoverable amount.
For some of the partnership’s assets, forecasting the recoverability and economic viability of property and equipment requires an estimate of reserves. The process for estimating reserves is complex and requires significant interpretation and judgment. It is affected by economic conditions, production, operating and development activities, and is performed using available geological, geophysical, engineering and economic data.
(v)    Revenue recognition
Judgment is applied where certain of the partnership’s subsidiaries use the cost-to-cost method to account for their contract revenue. The stage of completion is measured by reference to actual costs incurred to date as a percentage of estimated total costs for each contract. Significant assumptions are required to estimate the total contract costs and the recoverable variation works that affect the stage of completion and the contract revenue, respectively. In making these estimates, management has relied on past experience or the work of experts, where necessary.
Judgment is also applied where certain of the company’s subsidiaries generate revenues from contracts with multiple performance obligations. The partnership applies judgment in order to identify and determine the number of performance obligations, estimate the total transaction price, determine the allocation of the transaction price to each identified performance obligation, and determine the appropriate method and timing of revenue recognition.
(vi)    Financial instruments
Judgments inherent in accounting policies relating to derivative financial instruments relate to applying the criteria to the assessment of the effectiveness of hedging relationships and estimates and assumptions used in determining the fair value of financial instruments, such as: equity or commodity prices; future interest rates; the creditworthiness of the partnership relative to its counterparties; the credit risk of the partnership’s counterparties; estimated future cash flows; discount rates and volatility utilized in option valuations.
(vii)    Decommissioning liabilities
Decommissioning costs will be incurred at the end of the operating life of some of the partnership’s oil and gas facilities, mining properties, manufacturing facilities and licensed nuclear facilities serviced by the partnership. These obligations are typically many years in the future and require judgment to estimate. The estimate of decommissioning costs can vary in response to many factors including changes in relevant legal, regulatory, and environmental requirements, the emergence of new restoration techniques or experience at other production sites. Inherent in the calculations of these costs are assumptions and estimates including the ultimate settlement amounts, inflation factors, discount rates, and timing of settlements.
(viii)    Insurance contracts
Critical judgments applied in the application of IFRS 17 in the year ended December 31, 2022.
The partnership has applied critical judgments and estimates in the application of IFRS 17, including: (i) estimates and underlying assumptions in determining fulfillment cash flows related to the liability for remaining coverage; (ii) discount rate used to account for time value of money for all cash flows; (iii) the estimated risk adjustment for non-financial risk; (iv) timing of revenue recognition for the liability for remaining coverage; (v) estimated cash flows for settling claims; and (vi) estimated recoveries including recoveries from real estate included in the liability for incurred claims, based on third party property appraisals or other types of third party valuations deemed to be appropriate for a particular property in the event of default.
Critical judgments applied in the application of IFRS 4 in the years ended December 31, 2021 and 2020
The partnership has applied critical estimates for its residential mortgage insurance business, including: (i) timing of revenue recognition for deferred insurance premiums; (ii) insurance loss reserves representing the amount needed to provide for the expected ultimate net cost of settling claims; (iii) the fair value of subrogation rights related to real estate based on third party property appraisals or other types of third party valuations deemed to be more appropriate for a particular property; and (iv) estimated deferred policy acquisition costs to be amortized over the term of the policy.
(ix)    Measurement of expected credit losses
The partnership exercises judgment when determining expected credit losses on financial assets. Judgment is applied in the determination of probability weighted expected cash flows, the probability of default of borrowers, and in selecting forward looking information to determine increase in credit risk and other risk parameters.
(x)    Uncertainty of income tax treatments
The partnership applies IFRIC 23, Uncertainty over income tax treatments (“IFRIC 23”). The interpretation requires an entity to assess whether it is probable that a tax authority will accept an uncertain tax treatment used, or proposed to be used, by an entity in its income tax filings and to exercise judgment in determining whether each tax treatment should be considered independently or whether some tax treatments should be considered together. The decision should be based on which approach provides better predictions of the resolution of the uncertainty. An entity is required to make its assessment assuming that the taxation authority with the right to examine any amounts reported to it will examine those amounts and will have full knowledge of all relevant information when doing so.
(xi)    Other
Other estimates and assumptions utilized in the preparation of the partnership’s consolidated financial statements are: depreciation and amortization rates and useful lives; estimation of recoverable amounts of assets and cash-generating units for impairment assessment of long-lived assets and goodwill; and the ability of the partnership to utilize tax losses and other tax measurements.
Other critical judgments include the determination of the functional currency of the partnership’s subsidiaries.
(ae)    New accounting policies adopted
In addition to the adoption of IFRS 17 described above in Note 2(x), the partnership has applied certain new and revised standards issued by the IASB that are effective for the period beginning on or after January 1, 2022.
(i)    Amendments to IAS 37 – Provisions, contingent liabilities and contingent assets (“IAS 37”)
These amendments specify which costs an entity needs to include when assessing whether a contract is onerous or loss-making. Costs that relate directly to a contract consist of both the incremental costs of fulfilling that contract and an allocation of other costs that relate directly to fulfilling contracts. The amendments apply to contracts for which the entity has not yet fulfilled all its obligations at the beginning of the annual reporting period in which the entity first applies the amendments. The entity shall recognize the cumulative effect of initially applying the amendments as an adjustment to the opening balance of retained earnings or other component of equity, as appropriate, at the date of initial application.
The partnership adopted these amendments on January 1, 2022 and the adoption did not have an impact on the partnership’s consolidated financial statements.
(ii)IFRS 9 – Financial instruments (“IFRS 9”) – Fees in the ‘10 per cent’ test for derecognition of financial liabilities
The amendment clarifies the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. These fees include only those paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf. An entity applies the amendment to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendment.
The partnership adopted this amendment on January 1, 2022 and the adoption did not have an impact on the partnership’s consolidated financial statements.
(af)    Future changes in accounting policies
(i)Amendments to IAS 1 – Presentation of financial statements (“IAS 1”)
The amendments clarify how to classify debt and other liabilities as current or non-current. The amendments to IAS 1 apply to annual reporting periods beginning on or after January 1, 2024. The partnership is currently assessing the impact of these amendments on the consolidated financial statements.
(ii)Amendments to IAS 12 – Income taxes (“IAS 12”)
The amendments clarify that the initial recognition exception does not apply to the initial recognition of transactions that give rise to equal taxable and deductible temporary differences. The amendments to IAS 12 apply to annual reporting periods beginning on or after January 1, 2023. The partnership does not anticipate the application of these amendments to result into any impact on the consolidated financial statements.
There are currently no other future changes to IFRS with potential impact on the partnership.